Note 10 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes
Note 10 - Subsequent Events	NOTE 10 – Subsequent Events There were no material subsequent events through the date these financial statements were filed with the Securities and Exchange Commission on Form 10-K.